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                          DRINKER BIDDLE & REATH LLP
                     Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA  19107-3496
                          Telephone: (215) 988-2700
                             Fax: (215) 988-2757



                                 August 7, 1998


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re:      NORTHERN FUNDS
                           (1933 ACT REGISTRATION NO. 33-73404)
                           (1940 ACT REGISTRATION NO. 811-08236)

Ladies and Gentlemen:

                  On behalf of Northern Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #20"), which was filed on July 31, 1998; and (ii) the text of PEA #20 has been filed electronically.

                  The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

                  (1) Prospectus dated July 31, 1998 for all of the Trust's investment portfolios; and

                  (2) Statement of Additional Information dated July 31, 1998 for all of the Trust's investment portfolios.
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Securities and Exchange Commission
August 7, 1998
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                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1982.

                                               Very truly yours,



                                               /s/ Douglas J. Brady
                                               --------------------
                                               Douglas J. Brady